COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Net income from financial instruments at fair value through profit or loss (Details) - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Income from corporate and government securities	$ 6,955,178	$ 4,528,233	$ 3,148,919
Income from securities issued by the Argentine Central Bank	349,543	204,513	38,457,933
Derivatives	1,584,749	271,848	1,466,429
Total	$ 8,889,470	$ 5,004,594	$ 43,073,281